Employee Savings Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Contribution of employee compensation to the plan	3.00%
Company contributions	$ 51,000	$ 65,000
Maximum amount of contribution by employees	9,000
Employers contribution	0
Cortelco Systems Holding Corp [Member]
Contribution of employee compensation to the plan	3.00%
Company contributions	41,000	53,000
Maximum amount of contribution by employees	9,000
Employers contribution	$ 0
Maximum [Member]
Employees contribution to savings plan	10.00%
Maximum [Member] | Cortelco Systems Holding Corp [Member]
Employees contribution to savings plan	10.00%
Minimum [Member]
Employees contribution to savings plan	1.00%
Minimum [Member] | Cortelco Systems Holding Corp [Member]
Employees contribution to savings plan	1.00%